Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (43,391)	$ (67,359)	$ (470,003)
Net loss from discontinued operations, net of tax	(33,998)	(44,835)	(20,531)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of intangible assets and purchased video content in prepaid expense	39,547	59,315	140,238
Depreciation	92,888	92,799	82,893
Goodwill impairment and impairment of intangibles via acquisition of businesses	8,015	16,369	86,882
Share-based compensation expense	18,251	2,095	41,468
Impairment of long-term investment	34,119	2,605	5,754
Impairment of other intangible assets and other assets	7,331	10,797	72,259
Investment loss /(gain) from equity investments	(2,960)	(14,045)	1,451
Allowance for doubtful accounts and credit losses	20,345	14,568	8,891
Provision for inventory	2,734	2,547	0
Loss /(gain) from sale of equity investments	0	(134)	523
Change in fair value of financial instruments	(2,327)	(10,857)	(10,447)
Others	(1,995)	(730)	(1,068)
Changes in assets and liabilities:
Account and financing receivables	15,268	(32,833)	(50,418)
Prepaid and other assets	11,262	(26,182)	30,037
Accounts payable	(9,750)	57,492	30,952
Receipts in advance and deferred revenue	(306)	2,514	169
Tax liabilities	14,709	(72,954)	262,726
Deferred tax	8,455	43,798	(82)
Accrued liabilities and other short-term liabilities	(44,944)	(44,037)	(66,131)
Net cash provided by continuing operating activities	201,249	80,603	186,625
Net cash provided by discontinued operating activities	9,341	3,422	1,062
Net cash provided by operating activities	210,590	84,025	187,687
Cash flows from investing activities:
Purchase of fixed assets	(45,277)	(100,989)	(78,711)
Purchase of intangible and other assets	(51,479)	(97,611)	(65,652)
Purchase of long-term investments	(23,777)	(20,613)	(7,680)
Return of funds from a third party	0	5,264	4,928
Collection of financing receivables	226,086	59,967	0
Investment in financing receivables	(257,388)	(98,774)	0
Proceeds from financial instruments	2,763,189	2,957,984	1,219,986
Purchase of financial instruments	(3,046,582)	(3,177,532)	(1,785,012)
Proceeds received from sale of equity investment	0	12,073	0
Other cash proceeds /(payments) related to investing activities	2,816	1,705	(1,408)
Net cash used in continuing investing activities	(432,412)	(458,526)	(713,549)
Net cash used in discontinued investing activities	(10,808)	(718)	(954)
Net cash used in investing activities	(443,220)	(459,244)	(714,503)
Cash flows from financing activities:
Consideration received from Sogou IPO, net of IPO Transaction Expenses	0	0	622,131
Proceeds from long-term bank loan	0	251,738	122,433
Proceeds from short-term bank loan	58,035	74,056	67,785
Exercise of share-based awards in subsidiaries	7	12	494
Repayments of loans from banks	(371,973)	(67,011)	(7,684)
Repurchase of Sogou Pre-IPO Class A Ordinary Shares from noncontrolling shareholders	0	0	(3,190)
Repurchase of Sogou Class A Ordinary Shares from noncontrolling shareholders	(42,016)	0	0
Distribution of Changyou dividend to noncontrolling interest shareholders	(165,817)	(162,461)	0
Other cash proceeds related to financing activities	8,601	0	6
Net cash provided by/(used in) continuing financing activities	(513,163)	96,334	801,975
Net cash provided by /(used in) financing activities	(513,163)	96,334	801,975
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted time deposits	(10,046)	(19,544)	30,226
Reclassification of cash, cash equivalents, restricted cash and restricted time deposits from assets held for sale	0	0	11,684
Net increase /(decrease) in cash, cash equivalents, restricted cash, and restricted time deposits	(755,839)	(298,429)	317,069
Cash, cash equivalents, restricted cash and restricted time deposits at beginning of year	1,069,866	1,368,295	1,051,226
Cash, cash equivalents, restricted cash and restricted time deposits at end of year	314,027	1,069,866	1,368,295
Less: Cash, cash equivalents, restricted cash and restricted time deposits of discontinued operations, end of year	0	2,663	243
Cash, cash equivalents, restricted cash and restricted time deposits of continuing operations, end of year	314,027	1,067,203	1,368,052
Supplemental cash flow disclosures:
Cash paid for income taxes	(31,116)	(53,147)	(43,264)
Cash paid for interest expense	(9,396)	(12,563)	(7,176)
Barter transactions	20,087	28,404	6,110
Supplemental schedule of non-cash investing activity:
Changes in payables and other liabilities related to fixed assets and intangible assets additions	$ (25,977)	$ 30,797	$ 56,486